Financial assets and liabilities - Loans and financing (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Loans and financing	$ 13,862	$ 15,027
Debt contracts in Brazil
Disclosure of detailed information about borrowings [line items]
Loans and financing	960	1,470
Debt contracts in the international markets
Disclosure of detailed information about borrowings [line items]
Loans and financing	11,194	11,890
Carrying amount
Disclosure of detailed information about borrowings [line items]
Loans and financing	11,998	13,159
Carrying amount | Quoted in the secondary market | Bonds
Disclosure of detailed information about borrowings [line items]
Loans and financing	7,448	7,448
Carrying amount | Quoted in the secondary market | Eurobonds
Disclosure of detailed information about borrowings [line items]
Loans and financing		920
Carrying amount | Quoted in the secondary market | Debentures
Disclosure of detailed information about borrowings [line items]
Loans and financing	428	496
Carrying amount | Debt contracts in Brazil | TJLP, TR, IPCA, IGP-M and CDI | R$
Disclosure of detailed information about borrowings [line items]
Loans and financing	460	860
Carrying amount | Debt contracts in Brazil | Fixed interest | R$
Disclosure of detailed information about borrowings [line items]
Loans and financing	25	34
Carrying amount | Debt contracts in Brazil | LIBOR | US$
Disclosure of detailed information about borrowings [line items]
Loans and financing	33	56
Carrying amount | Debt contracts in the international markets | Fixed interest | US$
Disclosure of detailed information about borrowings [line items]
Loans and financing	3,398	3,225
Carrying amount | Debt contracts in the international markets | Fixed interest | Other currencies
Disclosure of detailed information about borrowings [line items]
Loans and financing	110	120
Carrying amount | Debt contracts in the international markets | LIBOR | Other currencies
Disclosure of detailed information about borrowings [line items]
Loans and financing	96
Fair value
Disclosure of detailed information about borrowings [line items]
Loans and financing	14,090	15,866
Fair value | Quoted in the secondary market | Bonds
Disclosure of detailed information about borrowings [line items]
Loans and financing	9,277	10,025
Fair value | Quoted in the secondary market | Eurobonds
Disclosure of detailed information about borrowings [line items]
Loans and financing		985
Fair value | Quoted in the secondary market | Debentures
Disclosure of detailed information about borrowings [line items]
Loans and financing	435	496
Fair value | Debt contracts in Brazil | TJLP, TR, IPCA, IGP-M and CDI | R$
Disclosure of detailed information about borrowings [line items]
Loans and financing	679	857
Fair value | Debt contracts in Brazil | Fixed interest | R$
Disclosure of detailed information about borrowings [line items]
Loans and financing	25	35
Fair value | Debt contracts in Brazil | LIBOR | US$
Disclosure of detailed information about borrowings [line items]
Loans and financing	54	56
Fair value | Debt contracts in the international markets | Fixed interest | US$
Disclosure of detailed information about borrowings [line items]
Loans and financing	3,401	3,278
Fair value | Debt contracts in the international markets | Fixed interest | Other currencies
Disclosure of detailed information about borrowings [line items]
Loans and financing	123	$ 134
Fair value | Debt contracts in the international markets | LIBOR | Other currencies
Disclosure of detailed information about borrowings [line items]
Loans and financing	$ 96